Employee deferred compensation (Details 4) (CHF)	Jun. 30, 2012
Adjustable Performance Plan awards
Other compensation benefits
Conversion price	16.29
PAF-extended
Other compensation benefits
Percentage of employees electing to exchange their existing awards for new awards	41.00%